UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -------------


Check here if Amendment [ ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              Kendall Square Capital, LLC
Address:           235 Montgomery St., Suite 1010
                   San Francisco, CA  94104

Form 13F File Number:  028-14817
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jason Harris
Title:       Managing Member
Phone:       415-391-1565

Signature, Place and Date of Signing:

      /s/ Jason Harris             San Francisco, CA         August 14, 2012
----------------------------       -----------------        -----------------
        [Signature]                  [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
                                               ----------------------------
Form 13F Information Table Entry Total:                      49
                                               ----------------------------
Form 13F Information Table Value Total:                  $129,620
                                               ----------------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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

                                                   KENDALL SQUARE CAPITAL, LLC
                                                   FORM 13F INFORMATION TABLE
                                                   Quarter Ended June 30, 2012

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                                                      VALUE    SHRS OR    SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO      CL A             002896207  3,284     96,200  SH       SOLE                   96,200
ACXIOM CORP                 COM              005125109  3,234    214,010  SH       SOLE                  214,010
ALTERA CORP                 COM              021441100  4,206    124,285  SH       SOLE                  124,285
BARCLAYS BK PLC             IPTH S&P VIX NEW 06740C261  2,326    152,957  SH       SOLE                  152,957
BODY CENT CORP              COM              09689U102  1,333    148,130  SH       SOLE                  148,130
BROADCOM CORP               CL A             111320107  2,546     75,427  SH       SOLE                   75,427
CABOT MICROELECTRONICS CORP COM              12709P103  3,014    103,171  SH       SOLE                  103,171
CEVA INC                    COM              157210105  4,007    227,519  SH       SOLE                  227,519
COMMUNITY BANKERS TR CORP   COM              203612106  1,824  1,013,337  SH       SOLE                1,013,337
COMPUTER SCIENCES CORP      COM              205363104  1,800     72,538  SH       SOLE                   72,538
CONSOLIDATED GRAPHICS INC   COM              209341106  2,228     76,700  SH       SOLE                   76,700
COTT CORP QUE               COM              22163N106    975    118,784  SH       SOLE                  118,784
CRA INTL INC                COM              12618T105  3,576    243,428  SH       SOLE                  243,428
CROSS CTRY HEALTHCARE INC   COM              227483104  2,130    487,450  SH       SOLE                  487,450
EARTHLINK INC               COM              270321102  2,731    367,615  SH       SOLE                  367,615
ELLIS PERRY INTL INC        COM              288853104  3,605    173,753  SH       SOLE                  173,753
EMPLOYERS HOLDINGS INC      COM              292218104  1,980    109,764  SH       SOLE                  109,764
EXPRESS INC                 COM              30219E103  1,631     89,777  SH       SOLE                   89,777
FTI CONSULTING INC          COM              302941109  4,916    170,998  SH       SOLE                  170,998
G & K SVCS INC              CL A             361268105  1,366     43,800  SH       SOLE                   43,800
GIBRALTAR INDS INC          COM              374689107  2,492    240,115  SH       SOLE                  240,115
GUESS INC                   COM              401617105  3,654    120,330  SH       SOLE                  120,330
HANESBRANDS INC             COM              410345102  4,067    146,663  SH       SOLE                  146,663
HEALTHWAYS INC              COM              422245100  6,007    752,753  SH       SOLE                  752,753
HEWLETT PACKARD CO          COM              428236103  2,944    146,372  SH       SOLE                  146,372
ICONIX BRAND GROUP INC      COM              451055107  2,219    127,000  SH       SOLE                  127,000
JONES GROUP INC             COM              48020T101  2,270    237,400  SH       SOLE                  237,400
KEYCORP NEW                 COM              493267108  1,490    192,500  SH       SOLE                  192,500
MAIDEN HOLDINGS LTD         SHS              G5753U112    559     64,388  SH       SOLE                   64,388
MILLER ENERGY RES INC       COM              600527105     54     10,813  SH       SOLE                   10,813
MMODAL INC                  COM              60689B107  3,649    281,132  SH       SOLE                  281,132
MOBILE MINI INC             COM              60740F105  7,312    507,754  SH       SOLE                  507,754
PHOENIX COS INC NEW         COM              71902E109    600    324,180  SH       SOLE                  324,180
PRESTIGE BRANDS HLDGS INC   COM              74112D101  3,466    219,200  SH       SOLE                  219,200
REALD INC                   COM              75604L105  4,484    299,757  SH       SOLE                  299,757
RUBY TUESDAY INC            COM              781182100  4,199    616,632  SH       SOLE                  616,632
SCHOOL SPECIALTY INC        COM              807863105  5,242  1,608,094  SH       SOLE                1,608,094
SEABRIGHT HOLDINGS INC      COM              811656107  1,585    178,262  SH       SOLE                  178,262
SPARTAN MTRS INC            COM              846819100    215     40,938  SH       SOLE                   40,938
STAPLES INC                 COM              855030102  4,311    330,380  SH       SOLE                  330,380
STATE BK FINL CORP          COM              856190103  1,860    122,710  SH       SOLE                  122,710
STR HLDGS INC               COM              78478V100  4,258    933,760  SH       SOLE                  933,760
SUPERTEX INC                COM              868532102  1,964    104,191  SH       SOLE                  104,191
SYMANTEC CORP               COM              871503108  2,063    141,234  SH       SOLE                  141,234
SYSTEMAX INC                COM              871851101    285     24,100  SH       SOLE                   24,100
TEAVANA HLDGS INC           COM              87819P102  1,779    131,508  SH       SOLE                  131,508
TELETECH HOLDING INC        COM              879939106    435     27,196  SH       SOLE                   27,196
TRUE RELIGION APPAREL INC   COM              89784N104  2,588     89,295  SH       SOLE                   89,295
UBIQUITI NETWORKS INC       COM              90347A100    857     60,115  SH       SOLE                   60,115
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